Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Value Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Balance	$ 171,117	$ 171,117
Adjustments	0	0
Balance	$ 171,117	$ 171,117